Private Placement (Details) - Rosecliff Acquisition Corp I [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
IPO [Member]
Private Placement (Details) [Line Items]
Proceeds from issuances of warrants (in Shares) | shares	4,706,667
Private Placement [Member]
Private Placement (Details) [Line Items]
Warrant price per share	$ 1.5
Aggregate purchase price (in Dollars) | $	$ 7,060,000
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrant price per share	$ 11.5